Income taxes	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Income taxes
12. Income taxes
Income taxes recognized in the income statement can be detailed as follows:

Million US dollar	2023	2022	2021
Current year	(2 828)	(2 785)	(2 857)
(Underprovided)/overprovided in prior years	(95)	157	159
Current tax expense	(2 923)	(2 628)	(2 698)

Origination and reversal of temporary differences	855	829	632
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(166)	(128)	(284)
Deferred tax (expense)/income	689	701	348

Total income tax expense in the income statement	(2 234)	(1 928)	(2 350)
The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

Million US dollar	2023	2022	2021

Profit/(loss) before tax	9 124	9 524	8 463
Deduct share of results of associates	295	299	248
Deduct exceptional share of results of associates	(35)	(1 143)	-
Profit before tax and before share of results of associates	8 864	10 369	8 215

Adjustments to the tax basis
Government incentives	(756)	(713)	(543)
Non-deductible/(non-taxable) mark-to-market on derivatives	325	(606)	48
Other expenses not deductible for tax purposes	1 632	1 590	1 979
Other non-taxable income	(647)	(576)	(476)

Adjusted tax basis	9 417	10 065	9 223

Aggregate weighted nominal tax rate	27.4%	26.7%	26.7%

Tax at aggregated nominal tax rate	(2 583)	(2 691)	(2 463)

Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(166)	(128)	(284)
(Underprovided)/overprovided in prior years	(95)	157	159
Deductions from interest on equity	781	790	469
Deductions from goodwill and other tax deductions	491	473	226
Change in tax rate	2	48	(147)
Withholding taxes	(559)	(436)	(485)
Other tax adjustments	(105)	(140)	175

Total tax expense	(2 234)	(1 928)	(2 350)

Effective tax rate	25.2%	18.6%	28.6%
The total income tax expense for 2023 amounts to 2 234m US dollar compared t
o 1 928m
US dollar for 2022 and 2 350m US dollar for 2021. The effective tax rate is 25.2% for 2023 compared to 18.6% for 2022 and 28.6% for 2021.
The 2023 and 2021 effective tax rates were negatively impacted by non-deductible losses from derivatives related to hedging of share-based payment programs and hedging of the shares issued in a transaction related to the combination with Grupo Modelo and SAB, while the 2022 effective tax rate was positively impacted by non-taxable gains from these derivatives. In addition, the 2022 effective tax rate included 350m US dollar benefit from a reorganization which resulted in the utilization of current year and carry forward interests for which no deferred tax asset was recognized (refer to Note 8
Exceptional items
).
The company benefits from tax exempted income and tax credits which are expected to continue in the future. The company does not have significant benefits coming from low tax rates in any particular jurisdiction.
Income taxes were directly recognized in other comprehensive income as follows:

Million US dollar	2023	2022	2021

Re-measurements of post-employment benefits	(13)	(126)	(123)
Exchange differences, cash flow and net investment hedges	(41)	(51)	(45)
Income tax (losses)/gains	(54)	(177)	(167)